Note 1 - Organization (Details) (USD $)			1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jan. 31, 2013 Series C Preferred Stock to Common Stock [Member]	Jan. 31, 2013 Series D Preferred Stock to Common Stock [Member]	Aug. 31, 2013 Common Stock [Member]	Jan. 31, 2013 Consideration [Member]	Jan. 31, 2013 Satisfaction [Member]	Sep. 30, 2013 Micro and Small Cap Stocks [Member]
Note 1 - Organization (Details) [Line Items]
High Net Worth Clients	39,000
Number of Securities								6,000
Common Stock, Shares, Issued	100,580,203	26,555,572				29,451,596	10,000,000
Common Stock, Value, Issued (in Dollars)	$ 2,012,000	$ 531,000				$ 8,600,000	$ 5,000,000
Subordinated Debt (in Dollars)		1,000,000					2,800,000
Stock Issued During Period, Shares, Conversion of Units			3,416,691	6,000,000
Sale of Stock, Number of Shares Issued in Transaction					10,583,330
Sale of Stock, Consideration Received on Transaction (in Dollars)					$ 3,000,000